March 26, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 39/43 to the Registration Statement on Form N-1A (File Nos. 333-129342, 811-21829)

Ladies and Gentlemen:

Attached hereto for filing on behalf of BBH Trust (the “Trust”) pursuant to: (1) the Securities Act of 1933, as amended, and Rule 485(a)(2) thereunder; (2) the Investment Company Act of 1940, as amended (the “1940 Act”); and (3) Rule 101(a) of Regulation S-T, is post-effective amendment No. 39 (amendment No. 43 under the 1940 Act) to the Trust’s registration statement on Form N-1A (the “Amendment”).

The purpose of the Amendment is to register a new series of shares of the Trust designated as the BBH Intermediate Municipal Bond Fund. Pursuant to Rule 485(a)(2), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective 75 days after filing, on June 9, 2014.

If you have any questions or comments concerning the Amendment, please contact me at (617) 772-1616.

Very truly yours,

/s/ Suzan M. Barron

Suzan M. Barron

Secretary

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